LOANS (excluding covered loans) - Loan Delinquency, including Nonaccrual Loans (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, excluding covered loans	$ 3,505,641,000	$ 3,179,064,000	$ 2,968,447,000
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, excluding covered loans	1,035,668,000	861,033,000	856,981,000
Real estate-construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, excluding covered loans	80,741,000	73,517,000	114,974,000
Real estate-commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, excluding covered loans	1,496,987,000	1,417,008,000	1,233,067,000
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, excluding covered loans	47,133,000	56,810,000	67,543,000
Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, excluding covered loans	376,454,000	367,500,000	358,960,000
Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, excluding covered loans	115,727,000	84,986,000	48,942,000
Non Covered Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	13,724,000	12,367,000
60 - 89 days past due	5,591,000	5,411,000
> 90 days past due	27,862,000	41,660,000
Total Past due	47,177,000	59,438,000
Current	3,458,464,000	3,119,626,000
Total loans, excluding covered loans	3,505,641,000	3,179,064,000
> 90 days past due and still accruing	218,000	212,000
Non Covered Loans | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	2,016,000	1,770,000
60 - 89 days past due	161,000	832,000
> 90 days past due	7,136,000	4,197,000
Total Past due	9,313,000	6,799,000
Current	1,026,355,000	854,234,000
Total loans, excluding covered loans	1,035,668,000	861,033,000
> 90 days past due and still accruing	0	0
Non Covered Loans | Real estate-construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	0	0
60 - 89 days past due	0	0
> 90 days past due	223,000	892,000
Total Past due	223,000	892,000
Current	80,518,000	72,625,000
Total loans, excluding covered loans	80,741,000	73,517,000
> 90 days past due and still accruing	0	0
Non Covered Loans | Real estate-commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	7,800,000	2,549,000
60 - 89 days past due	4,269,000	1,931,000
> 90 days past due	12,732,000	27,966,000
Total Past due	24,801,000	32,446,000
Current	1,472,186,000	1,384,562,000
Total loans, excluding covered loans	1,496,987,000	1,417,008,000
> 90 days past due and still accruing	0	0
Non Covered Loans | Real estate - residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	2,030,000	6,071,000
60 - 89 days past due	685,000	1,463,000
> 90 days past due	5,526,000	6,113,000
Total Past due	8,241,000	13,647,000
Current	344,690,000	304,563,000
Total loans, excluding covered loans	352,931,000	318,210,000
> 90 days past due and still accruing	0	0
Non Covered Loans | Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	213,000	280,000
60 - 89 days past due	40,000	148,000
> 90 days past due	379,000	344,000
Total Past due	632,000	772,000
Current	46,501,000	56,038,000
Total loans, excluding covered loans	47,133,000	56,810,000
> 90 days past due and still accruing	0	0
Non Covered Loans | Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	985,000	1,311,000
60 - 89 days past due	292,000	869,000
> 90 days past due	1,648,000	1,440,000
Total Past due	2,925,000	3,620,000
Current	373,529,000	363,880,000
Total loans, excluding covered loans	376,454,000	367,500,000
> 90 days past due and still accruing	0	0
Non Covered Loans | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	680,000	386,000
60 - 89 days past due	144,000	168,000
> 90 days past due	218,000	708,000
Total Past due	1,042,000	1,262,000
Current	114,685,000	83,724,000
Total loans, excluding covered loans	115,727,000	84,986,000
> 90 days past due and still accruing	$ 218,000	$ 212,000